SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current tax	$ 61	$ 110
Prior year tax	25
Income tax expense	$ 86	$ 110